UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2020

Date of reporting period:  June 30, 2020

Item 1. Report to Stockholders.

MProved Systematic Multi-Strategy Fund
Institutional Class – mmsqx
Investor Class – mmsjx

MProved Systematic Merger Arbitrage Fund
Institutional Class – mmaqx
Investor Class – mmajx

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.mprovedalts.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-833-677-6833 or by enrolling at www.mprovedalts.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-677-6833 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

MPROVED FUNDS

Expense Example (Unaudited)
June 30, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

MProved Systematic Multi-Strategy Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2020)	(1/1/2020)	(6/30/2020)	(1/1/2020 to 6/30/2020)
Institutional Class
Actual(2)(3)	4.47%	$1,000.00	$ 935.00	$21.51
Hypothecial (5% annual return
before expenses)(4)	4.47%	$1,000.00	$1,002.64	$22.26

Investor Class
Actual(2)(3)	4.72%	$1,000.00	$ 933.60	$22.69
Hypothecial (5% annual return
before expenses)(4)	4.72%	$1,000.00	$1,001.39	$23.49

(1)	Expenses are equable to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 182/366 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2020 through June 30, 2020 of -6.50% and -6.64% for the Institutional Class and Investor Class, respectively.
(3)
Excluding dividends on short positions and borrowing expense, your actual cost of investing in Institutional Class and Investor Class would be $8.42 and $9.62 for the Institutional Class and Investor Class, respectively.

(4)
Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Institutional Class and Investor Class would be $8.77 and $10.02 for the Institutional Class and Investor Class, respectively.

MPROVED FUNDS

Expense Example (Unaudited) – Continued
June 30, 2020

MProved Systematic Merger Arbitrage Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2020)	(1/1/2020)	(6/30/2020)	(1/1/2020 to 6/30/2020)
Institutional Class
Actual(2)(3)	1.43%	$1,000.00	$ 978.30	$7.03
Hypothecial (5% annual return
before expenses)(4)	1.43%	$1,000.00	$1,017.75	$7.17

Investor Class
Actual(2)(3)	1.68%	$1,000.00	$ 977.20	$8.26
Hypothecial (5% annual return
before expenses)(4)	1.68%	$1,000.00	$1,016.51	$8.42

(1)	Expenses are equable to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 182/366 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2020 through June 30, 2020 of -2.17% and -2.28% for the Institutional Class and Investor Class, respectively.
(3)
Excluding dividends on short positions and borrowing expense, your actual cost of investing in Institutional Class and Investor Class would be $6.94 and $8.16 for the Institutional Class and Investor Class, respectively.

(4)
Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Institutional Class and Investor Class would be $7.07 and $8.32 for the Institutional Class and Investor Class, respectively.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
June 30, 2020

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long convertible bonds, long convertible preferred stocks, long short term investments, long swap contracts, long unit investment trusts and long warrants as of June 30, 2020. Data expressed excludes securities sold short, short swap contracts and assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(2)	The value of swap contracts are expressed as notional and not market value.

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short corporate bonds, short U.S. Treasury Bills, and short swap contracts as of June 30, 2020. Data expressed excludes long investments, swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(4)	The value of swap contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Allocation of Portfolio(1) (Unaudited)
June 30, 2020

LONG INVESTMENTS(2)(3)

(1)	The investments held short by the Fund are 100% swap contracts with notional value of $(6,617,249).
(2)
Data expressed as a percentage of long short term investments and long swap contracts as of June 30, 2020. Data expressed excludes short swap contracts and assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(3)	The value of swaps contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited)
June 30, 2020

	Country	Shares	Value
LONG INVESTMENTS – 31.55%

COMMON STOCKS – 25.76%

Special Purpose Acquisition Companies (a) – 25.76%
Apex Technology Acquisition Corporation		8,790	$96,690
Churchill Capital Corporation III		19,312	218,419
CITIC Capital Acquisition Corporation, Class A	Cayman Islands	5,323	52,272
Conyers Park II Acquisition Corporation, Class A		15,871	175,375
Crescent Acquisition Corporation, Class A		16,125	168,667
DFP Healthcare Acquisitions Corporation		19,592	208,655
East Stone Acquisition Corporation	British Virgin Islands	589	5,813
Experience Investment Corporation, Class A		16,170	161,215
FinServ Acquisition Corporation, Class A		16,677	165,936
Flying Eagle Acquisition Corporation		27,347	318,593
Fortress Value Acquisition Corporation		25,501	262,660
Galileo Acquisition Corporation	Cayman Islands	4,452	44,119
Gores Holdings IV, Inc., Class A		9,286	93,788
Gores Holdings IV, Inc.		20,863	216,975
Gores Metropoulos, Inc.		8,904	100,259
GX Acquisition Corporation, Class A		22,919	233,774
Healthcare Merger Corporation, Class A		18,500	185,370
InterPrivate Acquisition Corporation		16,500	167,640
New Providence Acquisition Corporation, Class A		2,364	23,829
Novus Capital Corporation		4,922	51,681
Oaktree Acquisition Corporation	Cayman Islands	8,631	92,352
Osprey Technology Acquisition Corporation, Class A		14,987	150,544
Osprey Technology Acquisition Corporation		6,078	63,090
PropTech Acquisition Corporation, Class A		9,662	97,586
Replay Acquisition Corporation	Cayman Islands	6,943	70,819
Social Capital Hedosophia Holdings Corporation II	Cayman Islands	3,883	48,770
Social Capital Hedosophia Holdings Corporation III	Cayman Islands	5,664	67,232
Switchback Energy Acquisition Corporation	Cayman Islands	8,351	84,930
Union Acquisition Corporation II		7,000	70,000
Total Common Stocks
(Cost $3,509,967)			3,697,053

		Principal
		Amount
CONVERTIBLE BOND – 2.29%
Microchip Technology, Inc.
2.250%, 2/15/2037		$225,000	328,393
Total Convertible Bond
(Cost $260,414)			328,393

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2020

	Country	Shares	Value
CONVERTIBLE PREFERRED STOCK – 1.17%

Food Products – 1.17%
Bunge Ltd.	Bermuda	1,833	$168,618
4.875%, 9/1/2020
Total Convertible Preferred Stock
(Cost $180,160)			168,618

UNIT INVESTMENT TRUST – 0.27%
GigCapital3, Inc. (a)		3,900	39,156
Total Unit Investment Trust
(Cost $39,000)			39,156

WARRANTS – 0.21%
GX Acquisition Corporation (a)
$11.50, 5/24/2026		12,080	13,771
Haymaker Acquisition Corporation II (a)
$11.50, 10/31/2026		6,311	9,908
Thunder Bridge Acquisition II Ltd. (a)
$11.50, 11/30/2026	Cayman Islands	4,214	6,068
Total Warrants
(Cost $14,199)			29,747

SHORT TERM INVESTMENTS – 1.85%

Money Market Funds – 1.85%
First American Government Obligations Fund, Class X, 0.08% (b)(d)		132,542	132,542
First American Treasury Obligations Fund, Class X, 0.09% (b)(d)		132,542	132,542
Total Short Term Investments
(Cost $265,084)			265,084
Total Long Investments
(Cost $4,268,824) – 31.55%			4,528,051

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2020

	Country	Shares	Value
SECURITIES SOLD SHORT (c) – (40.82)%

SHORT COMMON STOCKS – (2.51)%
Food Products – (0.34)%
Bunge Ltd.	Bermuda	(1,200)	$(49,356)

Semiconductors &
Semiconductor Equipment – (2.17)%
Microchip Technology, Inc.		(2,960)	(311,718)
Total Short Common Stocks
Proceeds $(289,902)			(361,074)

SHORT U.S. TREASURY BILLS – (38.31)%
Maturity Date: 11/19/2020, Yield to Maturity 0.157%		(5,500,000)	(5,496,849)
Total Short U.S. Treasury Bills
Proceeds $(5,496,188)			(5,496,849)

Total Securities Sold Short
Proceeds $(5,786,090) – (40.82)%			(5,857,923)
Net Investments
(Net Cost $1,517,266) – (9.27)%			(1,329,872)
Assets In Excess of Other Liabilities (d) – 109.27%			15,679,766
Total Net Assets – 100.00%			$14,349,894

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2020.
(c)	Securities sold short are not owned by the Fund and cannot produce income.
(d)	The Fund has the ability to commit all or a portion of the assets as collateral for open securities sold short and swap contracts. The total value of such assets as of June 30, 2020 is $13,344,218.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). Geographic location is in the United States unless otherwise noted.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited)
June 30, 2020

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	Chicago Rivet &	12/10/25	Pay	0.000% Fixed	Monthly	27,111	$12,471	$12,471
	Machine Company
Goldman Sachs	Thunder Bridge	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,309	53,607	1,576
	Acquisition II, Ltd.
Goldman Sachs	WPX Energy, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,091	32,456	(1,182)

SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	Parsley Energy, Inc.	12/10/25	Receive	0.350% + U.S. Federal Funds Effective Rate	Monthly	(2,125)	(22,692)	(8,312)
								$4,553

(1)	Swaps unwound with zero units but a receivable outstanding amounted to $6,157 as of June 30, 2020.
*	Based on the net swap value held at the counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Investments (Unaudited)
June 30, 2020

	Shares	Value
SHORT TERM INVESTMENTS – 65.05%

Money Market Funds – 65.05%
First American Government Obligations Fund, Class X, 0.08% (a)(b)	5,547,926	$5,547,926
First American Treasury Obligations Fund, Class X, 0.09% (a)(b)	5,547,925	5,547,925
Total Short Term Investments
(Cost $11,095,851)		11,095,851

Total Investments
(Cost $11,095,851) – 65.05%		11,095,851
Assets in Excess of Other Liabilities – 34.95% (b)		5,962,210
Total Net Assets – 100.00%		$17,058,061

(a)	The rate quoted is the annualized seven-day effective yield as of June 30, 2020.
(b)	The Fund has the ability to commit all or a portion of the assets as collateral for open swap contracts. The total value of such assets as of June 30, 2020 is $17,067,765.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund services”). Geographic location is in the United States unless otherwise noted.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited)
June 30, 2020

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	Acacia	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,167	$145,563	$(856)
	Communications, Inc.
JP Morgan	Acacia	7/13/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,753	117,784	3,945
Securities	Communications, Inc.
JP Morgan	Acacia	12/2/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	9,397	631,222	(5,668)
Securities	Communications, Inc.
Goldman Sachs	Advanced Disposal	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,188	96,022	(6,361)
	Services, Inc.
JP Morgan	Advanced Disposal	12/2/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	21,030	634,296	(29,841)
Securities	Services, Inc.
Goldman Sachs	Caesars Entertainment	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,514	30,487	1,489
	Corporation
JP Morgan	Caesars Entertainment	12/2/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	48,006	582,168	(2,950)
Securities	Corporation
Goldman Sachs	Cineplex, Inc.	12/10/25	Pay	0.350% + CARBOVER	Monthly	1,606	10,770	(30,618)
JP Morgan	Cineplex, Inc.	12/2/20	Pay	0.300% + CORRA	Monthly	8,592	52,171	(49,866)
Securities
Goldman Sachs	Delphi Technologies plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,924	41,539	(2,586)
JP Morgan	Delphi Technologies plc	12/2/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	19,291	274,048	(11,432)
Securities
JP Morgan	E*Trade Financial	12/2/20	Pay	0.200% + 1 Month LIBOR USD	Monthly	26,052	1,295,200	(27,566)
Securities	Corporation
Goldman Sachs	Fitbit, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11,811	76,197	(8,108)
JP Morgan	Fitbit, Inc., Class A	12/2/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	77,918	503,220	16,840
Securities
Goldman Sachs	Grubhub, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	8,226	578,204	64,128
JP Morgan	Ingenico Group	12/2/20	Pay	0.300% + 1 Month EURIBOR	Monthly	8,725	1,404,391	139,609
Securities
Goldman Sachs	NetEnt AB	12/10/25	Pay	0.350% + Stockholm Interbank Offered Rate	Monthly	31,042	238,252	(7,065)
JP Morgan	OSRAM Licht AG	12/2/20	Pay	0.300% + 1 Month EURIBOR	Monthly	9,346	429,455	730
Securities
Goldman Sachs	Pacific Biosciences	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,808	6,219	(5,799)
	of California, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2020

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Portola	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,719	$30,917	$267
	Pharmaceuticals, Inc.
JP Morgan	Portola	12/2/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	30,663	551,517	1,613
Securities	Pharmaceuticals, Inc.
JP Morgan	QIAGEN NV	12/2/20	Pay	0.300% + 1 Month EURIBOR	Monthly	9,578	413,520	911
Securities
Goldman Sachs	TD Ameritrade	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27,851	1,012,819	(229,364)
	Holding Corporation
JP Morgan	Terraform Power, Inc.,	12/2/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,063	19,597	4,566
Securities	Class A
Goldman Sachs	Tiffany & Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,337	653,310	(6,643)
Goldman Sachs	The Unilever Group	12/10/25	Pay	0.350% + EONIA	Monthly	9,545	509,200	(15,223)
JP Morgan	Willis Towers Watson plc	12/2/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	6,536	1,291,355	1,204
Securities
Goldman Sachs	Wright Medical	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,499	133,551	2,457
	Group NV
JP Morgan	Wright Medical	12/2/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	28,396	843,699	(3,937)
Securities	Group NV

SHORT EQUITY SWAP CONTRACTS
JP Morgan	Aon plc, Class A	12/2/20	Pay	-0.250% + 1 Month LIBOR USD	Monthly	(6,752)	(1,300,575)	(4,040)
Securities
Goldman Sachs	BorgWarner, Inc.	12/10/25	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,177)	(41,553)	(3,828)
JP Morgan	BorgWarner, Inc.	12/2/20	Pay	-0.250% + 1 Month LIBOR USD	Monthly	(7,844)	(276,924)	8,174
Securities
JP Morgan	Brookfield Renewable	12/2/20	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(398)	(19,066)	(3,776)
Securities	Partners LP
Goldman Sachs	The Charles Schwab	12/10/25	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29,916)	(1,009,312)	231,325
	Corporation
Goldman Sachs	Eldorado Resorts, Inc.	12/10/25	Pay	-2.939% + U.S. Federal Funds Effective Rate	Monthly	(254)	(10,163)	917
JP Morgan	Eldorado Resorts, Inc.	12/2/20	Pay	-2.939% + 1 Month LIBOR USD	Monthly	(4,217)	(168,951)	12,834
Securities
Goldman Sachs	Evolution Gaming	12/10/25	Pay	-0.350% + SKDRIT	Monthly	(4,005)	(237,118)	7,607
	Group AB

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts (Unaudited) – Continued
June 30, 2020

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Just Eat	12/10/25	Pay	-0.350% + EONIA	Monthly	(5,351)	$(560,835)	$(53,078)
	Takeaway.com NV
JP Morgan	Morgan Stanley	12/2/20	Pay	-0.250% + 1 Month LIBOR USD	Monthly	(26,813)	(1,295,212)	27,356
Securities
Goldman Sachs	The Unilever Group	12/10/25	Pay	-0.300% + SONIA	Monthly	(9,387)	(508,858)	13,697
Goldman Sachs	Worldline SA	12/10/25	Pay	-0.350% + ESTRON	Monthly	(3)	(258)	(47)
JP Morgan	Worldline SA	12/2/20	Pay	-0.300% + 1 Month EURIBOR	Monthly	(13,603)	(1,188,424)	(138,676)
Securities
								$(107,659)

*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
CARBOVER – Bank of Canada Overnight Lending Rate
CORRA – Canadian Overnight Report Rate Average
EONIA – EMMI Euro Overnight Index Average
ESTRON – ESTR Volume Weighted Trimmed Mean Rate
EURIBOR – Euribor (Euro Interbank Offered Rate)
LIBOR – London Interbank Offered Rate
SKDRIT – SEK Overnight Deposit Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

(This Page Intentionally Left Blank.)

MPROVED FUNDS

Statement of Assets and Liabilities (Unaudited)
June 30, 2020

	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund
ASSETS:
Investments, at value
(Cost $4,268,824 and $11,095,851, respectively)	$4,528,051	$11,095,851
Cash	10,700,673	6,558,980
Receivable for investments sold	6,878,490	9,580
Receivable from custodian	466,441	175,331
Receivable from Adviser	17,530	4,901
Receivable for swap contracts	10,710	—
Dividends and interest receivable	4,786	605
Prepaid expenses and other receivables	33,850	30,327
Total assets	22,640,531	17,875,575

LIABILITIES:
Securities sold short, at value
(Proceeds of $5,786,090 and $—, respectively)	5,857,923	—
Payable for investments purchased	1,550,739	—
Payable to custodian	465,641	175,519
Payable for foreign currency
(Cost $253,188 and $503,667, respectively)	251,384	500,716
Payable to broker	110,000	—
Payable for fund administration and accounting fees	23,470	9,959
Payable for audit fees	14,160	11,166
Payable for interest on borrowing cost	5,623	—
Payable for transfer agent fees	4,321	4,167
Dividends and interest payable for securities sold short	3,188	153
Payable for compliance fees	830	1,711
Payable for custodian fees	441	610
Distribution fees payable	261	32
Payable for trustees’ fees	260	266
Payable for legal fees	—	3,036
Payable for swap contracts	—	107,659
Accrued expenses and other liabilities	2,396	2,520
Total liabilities	8,290,637	817,514
NET ASSETS	$14,349,894	$17,058,061

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Assets and Liabilities (Unaudited) – Continued
June 30, 2020

	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund
NET ASSETS CONSISTS OF:
Paid-in capital	$15,542,276	$17,147,176
Accumulated deficit	(1,192,382)	(89,115)
NET ASSETS	$14,349,894	$17,058,061

	MProved Systematic		MProved Systematic
	Multi-Strategy Fund		Merger Arbitrage Fund
	Institutional	Investor	Institutional	Investor
	Class	Class	Class	Class
Net assets	$14,140,450	$209,444	$17,032,480	$25,581
Shares issued and outstanding(1)	1,535,124	22,887	1,718,813	2,592
Net asset value and offering price per share(2)	$9.21	$9.15	$9.91	$9.87

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 2.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2020

	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund
INVESTMENT INCOME:
Interest	$190,085	$9,011
Dividend income	77,918	—
Total investment income	268,003	9,011

EXPENSES:
Borrowing expense on securities sold short and derivative instruments	153,737	444
Investment advisory fees (See Note 3)	107,177	24,649
Fund administration and accounting fees (See Note 3)	103,727	26,279
Dividends and interest on securities sold short	40,811	—
Federal and state registration fees	22,074	21,423
Transfer agent fees (See Note 3)	20,726	17,041
Audit fees	16,410	15,416
Legal fees	16,168	18,333
Trustees’ fees (See Note 3)	5,943	5,949
Compliance fees (See Note 3)	4,224	5,231
Custodian fees (See Note 3)	3,201	2,553
Reports to shareholders	2,966	2,710
Insurance expense	1,594	1,100
Distribution fees – Investor Class (See Note 5)	261	32
Other	2,205	2,089
Total expense before reimbursement	501,224	143,249
Less: Expense reimbursement by Adviser (See Note 3)	(181,374)	(115,040)
Net expenses	319,850	28,209
NET INVESTMENT LOSS	(51,847)	(19,198)

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations (Unaudited) – Continued
For the Six Months Ended June 30, 2020

	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	$(168,498)	$2,209
Securities sold short	(50,414)	—
Written option contracts expired or closed	379,400	—
Swap contracts	(1,677,613)	36,989
Futures contracts	163,598	—
Foreign currency translation	2,442	965
Net realized gain (loss)	(1,351,085)	40,163
Net change in unrealized appreciation (depreciation) on:
Investments	(928,809)	(249)
Securities sold short	965,157	—
Swap contracts	397,765	(141,259)
Futures contracts	(15,824)	—
Foreign currency translation	13,385	4,897
Net change in unrealized appreciation (depreciation)	431,674	(136,611)
Net realized and change in unrealized loss on investments	(919,411)	(96,448)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(971,258)	$(115,646)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income (loss)	$(51,847)	$136,328
Net realized gain (loss) on investments, securities sold short, swap contracts, written option contracts expired or closed,
futures contracts and foreign currency translation	(1,351,085)	443,227
Net change in unrealized appreciation (depreciation)
on investments, securities sold short, futures contracts,
swap contracts, foreign currency translation	431,674	(652,295)
Net decrease in net assets resulting from operations	(971,258)	(72,740)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	—	(679,911)
Investor Class (See Note 4)	—	(10,072)
Total distributions to shareholders	—	(689,983)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets
resulting from capital share transactions(1)	—	(810,723)
NET DECREASE IN NET ASSETS	(971,258)	(1,573,446)

NET ASSETS:
Beginning of period	15,321,152	16,894,598
End of period	$14,349,894	$15,321,152

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
Institutional:	Shares	Amount	Shares	Amount
Issued	—	$—	—	$—
Issued to holders in
reinvestment of dividends	—	—	69,237	679,911
Redeemed	—	—	(146,770)	(1,500,000)
Net decrease in Institutional Class	—	$—	(77,533)	$(820,089)
Investor:
Issued	—	$—	—	$—
Issued to holders in
reinvestment of dividends	—	—	960	9,381
Redeemed	—	—	(2)	(15)
Net decrease in Investor Class	—	$—	958	$9,366
Net decrease in shares outstanding	—	$—	(76,575)	$(810,723)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income (loss)	$(19,198)	$8,485
Net realized gain on investments, swap contracts,
and foreign currency translation	40,163	70,188
Net change in unrealized depreciation on investments,
securities sold short, futures contracts, swap contracts,
foreign currency translation	(136,611)	(371)
Net increase (decrease) in net assets resulting from operations	(115,646)	78,302

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class (See Note 4)	—	(127,454)
Investor Class (See Note 4)	—	(1,494)
Total distributions to shareholders	—	(128,948)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	14,918,574	128,063

NET INCREASE IN NET ASSETS	14,802,928	77,417

NET ASSETS:
Beginning of period	2,255,133	2,177,716
End of period	$17,058,061	$2,255,133

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Six Months Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
	Shares	Amount	Shares	Amount
Institutional:
Issued	1,499,817	$14,928,633	—	$—
Issued to holders in
reinvestment of dividends	—	—	12,607	127,454
Redeemed	(1,014)	(10,059)	—	—
Net increase in Institutional Class	1,498,803	$14,918,574	12,607	$127,454
Investor:
Issued	—	$—	—	$—
Issued to holders in
reinvestment of dividends	—	—	60	609
Redeemed	—	—	—	—
Net increase in Investor Class	—	$—	60	$609
Net increase in shares outstanding	1,498,803	$14,918,574	12,667	$128,063

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,
	(Unaudited)	2019	2018(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of period	$9.83	$10.34	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.03)	0.09	(0.05)
Net realized and unrealized gain (loss) on investments	(0.59)	(0.13)	0.48
Total from investment operations	(0.62)	(0.04)	0.43

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	—
Net realized gains	—	(0.44)	(0.09)
Total distributions	—	(0.47)	(0.09)
Net asset value, end of period	$9.21	$9.83	$10.34

TOTAL RETURN(4)(5)	-6.50%	-0.34%	4.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,140	$15,097	$16,669
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)	7.01%	5.28%	3.83%
After expense reimbursement(6)	4.47%	2.84%	2.10%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets(6)	2.72%	1.09%	0.35%
Ratio of operating expenses to average
net assets excluding dividends, interest, and
borrowing expense on securities sold short(6)	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets(6)	(0.72)%	0.85%	(0.49)%
Portfolio turnover rate(5)(7)	161%	109%	192%

(1)	Inception date of Institutional Class was January 1, 2018.
(2)	For an Institutional share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short term investments and swap contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,
	(Unaudited)	2019	2018(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of period	$9.78	$10.30	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.04)	0.06	(0.07)
Net realized and unrealized gain (loss) on investments	(0.59)	(0.12)	0.46
Total from investment operations	(0.63)	(0.06)	0.39

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	—
Net realized gains	—	(0.44)	(0.09)
Total distributions	—	(0.46)	(0.09)
Net asset value, end of period	$9.15	$9.78	$10.30

TOTAL RETURN(4)(5)	-6.64%	-0.48%	3.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$209	$224	$226
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)	7.26%	5.53%	4.08%
After expense reimbursement(6)	4.72%	3.09%	2.35%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets(6)	2.72%	1.09%	0.35%
Ratio of operating expenses to average
net assets excluding dividends, interest, and
borrowing expense on securities sold short(6)	2.00%	2.00%	2.00%
Ratio of net investment income (loss) to average net assets(6)	(0.97)%	0.60%	(0.74)%
Portfolio turnover rate(5)(7)	161%	109%	192%

(1)	Inception date of Investor Class was January 1, 2018.
(2)	For an Investor share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,
	(Unaudited)	2019	2018(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.13	$10.37	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.05)	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	(0.17)	0.33	0.72
Total from investment operations	(0.22)	0.37	0.70

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	—
Net realized gains	—	(0.58)	(0.33)
Total distributions	—	(0.61)	(0.33)
Net asset value, end of period	$9.91	$10.13	$10.37

TOTAL RETURN(4)(5)	-2.17%	3.62%	7.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,032	$2,229	$2,152
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)	7.26%	10.25%	11.59%
After expense reimbursement(6)	1.43%	1.63%	1.53%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets(6)	0.02%	0.13%	0.03%
Ratio of operating expenses to average
net assets excluding dividends, interest, and
borrowing expense on securities sold short(6)	1.41%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets(6)	(0.97)%	0.39%	(0.21)%
Portfolio turnover rate(5)(7)	—%	—%	320%

(1)	Inception date of Institutional Class was January 1, 2018.
(2)	For an Institutional share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short term investments and swap contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,
	(Unaudited)	2019	2018(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.10	$10.35	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.06)	0.01	(0.05)
Net realized and unrealized gain (loss) on investments	(0.17)	0.33	0.73
Total from investment operations	(0.23)	0.34	0.68

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	—
Net realized gains	—	(0.58)	(0.33)
Total distributions	—	(0.59)	(0.33)
Net asset value, end of period	$9.87	$10.10	$10.35

TOTAL RETURN(4)(5)	-2.28%	3.30%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26	$26	$26
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)	7.51%	10.50%	11.84%
After expense reimbursement(6)	1.68%	1.88%	1.78%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets(6)	0.02%	0.13%	0.03%
Ratio of operating expenses to average
net assets excluding dividends, interest, and
borrowing expense on securities sold short(6)	1.66%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets(6)	(1.22)%	0.14%	(0.46)%
Portfolio turnover rate(5)(7)	—%	—%	320%

(1)	Inception date of Investor Class was January 1, 2018.
(2)	For an Investor share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short term investments and swap contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited)
June 30, 2020

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The MProved Systematic Multi-Strategy Fund (the “Multi-Strategy Fund”), and the MProved Systematic Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each separately a “Fund”, or collectively, the “Funds”) each has its own investment objectives and policies within the Trust. The Funds commenced operations on January 1, 2018. The Funds’ investment adviser, Magnetar Asset Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales and marketing to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any series of the Trust.

The Multi-Strategy Fund seeks to achieve positive absolute returns. The Multi-Strategy Fund pursues its investment objective by seeking to provide exposure to a number of strategies often referred to as “alternative” or “absolute return” strategies that are more traditionally offered through hedge funds. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, as well as taking long and short positions on all of its investments. The Multi-Strategy Fund is diversified under the 1940 Act. The Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Merger Arbitrage Fund seeks to achieve positive absolute returns. The Merger Arbitrage Fund pursues an investment objective through a rules-based merger arbitrage strategy. The Merger Arbitrage Fund is “non-diversified” under the 1940 Act. The Merger Arbitrage Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.   Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of June 30, 2020:

MProved Systematic Multi-Strategy Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$3,452,344	$244,709	$—	$3,697,053
Long Convertible Bond(1)	—	328,393	—	328,393
Long Convertible Preferred Stock(1)	168,618	—	—	168,618
Long Unit Investment Trust	39,156	—	—	39,156
Long Warrant	29,747	—	—	29,747
Short Term Investments	265,084	—	—	265,084
Swap Contracts(2)	—	4,553	—	4,553
	$3,954,949	$577,655	$—	$4,532,604
Liabilities
Common Stocks Sold Short(1)	$(361,074)	$—	$—	$(361,074)
Short U.S. Treasury Bills	—	(5,496,849)	—	(5,496,849)
	$(361,074)	$(5,496,849)	$—	$(5,857,923)

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

MProved Systematic Merger Arbitrage Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Short Term Investments	$11,095,851	$—	$—	$11,095,851
	$11,095,851	$—	$—	$11,095,851
Liabilities
Swap Contracts(2)	$—	$(107,659)	$—	$(107,659)
	$—	$(107,659)	$—	$(107,659)

(1)	Please refer to the Schedules of Investments to view long common stocks, long convertible bonds, long convertible preferred stocks, and short common stocks sold short segregated by industry type.
(2)	Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2020, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.   Securities Sold Short – The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Funds are liable for any dividends and interest payable on securities while those securities are sold short. When a security is sold short, the value received will be recorded as short sale proceeds on the Statement of Assets and Liabilities. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.   Transactions with Brokers – The Funds’ receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Funds do not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Funds are required by the brokers to maintain collateral at the brokers or in a segregated account at the Funds’ custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Funds may maintain cash deposits at brokers beyond the receivables for short sales.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

The Funds’ equity swap contracts’ and futures contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Funds would be presented as a deposit at brokers on the Statement of Assets and Liabilities. The Funds’ securities sold short are traded through the same account and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.   Futures Contracts – The Funds may enter into futures contracts traded on domestic and international exchanges, including stock index, commodity, foreign exchange, international and fixed income futures contracts. The Funds may enter into future contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 N. for further derivative disclosures and Note 2 L. for further counterparty risk disclosure.

E.   Equity Swap Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. During the period ended June 30, 2020, the Funds entered into both long and short equity swap contracts. The Funds may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the floating index rate agreed upon by the Funds and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at the agreed upon floating rate between the Funds and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 L. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 N. for further derivative disclosures.

F.   Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates. Foreign currency held/owed will be reported as cash held in foreign currency and payable for foreign currency, respectively, on the Statement of Assets and Liabilities.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

G.   Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

H.   Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

I.   Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

J.   Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses at the Funds are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

K.   Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

L.   Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The Funds’ derivative contracts are subject to agreements which contain certain covenants and other provisions (“credit risk related contingent features”) that may require the Funds to maintain a NAV above a stated amount or percentage over defined time periods. Upon occurrence of a termination event in respect of a decline in NAV, counterparties to the agreements may require additional collateral be posted by the Funds and/or declare an event of default and terminate any open contracts as of such date. At June 30, 2020, each fund counterparty was in net unrealized gain for derivative contract positions. As a result, the Funds did not have a net liability by each counterparty for derivative contracts, executed pursuant to International Swaps and Derivative Agreement master agreements (“ISDA”) with credit risk – related contingent features. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Futures contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the futures against counterparty nonperformance.

M.   Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

N.   Derivatives – The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. For the period ended June 30, 2020, the Funds’ average derivative volume is described below:

MProved Systematic Multi-Strategy Fund

	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	425,885	$11,458,436
Short Total Return Swap Contracts	401,836	8,920,919
Long Options	22	98,560
Long Futures Contracts	17	218,425

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

MProved Systematic Merger Arbitrage Fund

	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	250,986	$7,465,510
Short Total Return Swap Contracts	62,251	3,668,351

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2020.

	Fair Value
	Assets	Liabilities
MProved Systematic Multi-Strategy Fund
Swap Contracts
Equity	$10,710	$—
Total fair value of derivative instruments	$10,710	$—

MProved Systematic Merger Arbitrage Fund
Swap Contracts
Equity	$—	$107,659
Total fair value of derivative instruments	$—	$107,659

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2020:

	Amount of Realized Gain (Loss) on Derivatives

	Swap	Futures	Written Option
Derivatives	Contracts	Contracts	Contracts	Total
MProved Systematic Multi-Strategy Fund
Equity Contracts	$(1,677,613)	$—	$—	$(1,677,613)
Total	$(1,677,613)	$—	$—	$(1,677,613)

MProved Systematic Merger Arbitrage Fund
Equity Contracts	$36,989	$—	$—	$36,989
Total	$36,989	$—	$—	$36,989

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives

	Swap	Futures	Written Option
Derivatives	Contracts	Contracts	Contracts	Total
MProved Systematic Multi-Strategy Fund
Equity Contracts	$397,765	$(15,824)	$—	$381,941
Total	$397,765	$(15,824)	$—	$381,941

MProved Systematic Merger Arbitrage Fund
Equity Contracts	$(141,259)	$—	$—	$(141,259)
Total	$(141,259)	$—	$—	$(141,259)

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% and 1.25% of the Multi-Strategy Fund and the Merger Arbitrage Fund’s average daily net assets, respectively.

The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.75% and 1.37% of the Multi-Strategy Fund and the Merger Arbitrage Fund’s average daily net assets, respectively. Fees waived and reimbursed expenses are subject to possible recoupment from the Funds in future years on a rolling three year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

	MProved Systematic	MProved Systematic
Year of Expiration	Multi-Strategy Fund	Merger Arbitrage Fund
12/31/21	$274,268	$205,676
12/31/22	$392,327	$190,400
12/31/23	$181,374	$115,040

Fund Services acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board has approved a new Distribution Agreement to allow Quasar to continue serving as the Fund’s distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

period ended June 30, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of December 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund
Tax cost of investments*	$22,895,047	$1,822,695
Gross unrealized appreciation	$1,218,716	$249
Gross unrealized depreciation	(1,103,761)	—
Net unrealized appreciation	114,955	249
Undistributed ordinary income	—	28,415
Undistributed long-term capital gain	—	—
Other accumulated losses	(336,079)	(2,133)
Total distributable gains/(accumulated deficit)	$(221,124)	$26,531

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sales.

As of December 31, 2019, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2019, the Funds did not plan to defer any qualified late year losses.

Distributions to Shareholders – The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

There were no distributions made by the Funds during the period ended June 30, 2020.

The tax character of distributions paid for the year December 31, 2019 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
MProved Systematic Multi-Strategy Fund	$689,983	$ —	$689,983
MProved Systematic Merger Arbitrage Fund	$128,948	$ —	$128,948

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate up to 0.25% of the average daily net assets of the Investor Class shares of each Fund. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of each Fund and the expenses it bears in the distribution of each Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Investor Class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Funds’ principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. During the period ended June 30, 2020, the Funds accrued $261 and $32 in distribution fees for the Multi-Strategy Fund and the Merger Arbitrage Fund, respectively.

Distribution fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate 1.75%, and 1.37% of the Multi-Strategy Fund and the Merger Arbitrage Fund’s average daily net assets, respectively.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, futures contracts, swap contracts and short investments, by the Funds for the period ended June 30, 2020, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
MProved Systematic Multi-Strategy Fund	$—	$22,349,453	$—	$35,178,250
MProved Systematic Merger Arbitrage Fund	$—	$—	$—	$—

7.  OFFSETTING ASSETS AND LIABILITIES

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

MProved Systematic Multi-Strategy Fund
				Gross Amounts not offset in the Statement of Assets and Liabilities
		Gross	Net Amounts
	Gross	Amounts	Presented
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Goldman Sachs	$20,204	$9,494	$10,710	$—	$—	$10,710
	$20,204	$9,494	$10,710	$—	$—	$10,710

Liabilities:
Description
Swap Contracts —
Goldman Sachs	$9,494	$9,494	$—	$—	$—	$—
	$9,494	$9,494	$—	$—	$—	$—

MProved Systematic Merger Arbitrage Fund
				Gross Amounts not offset in the Statement of Assets and Liabilities
		Gross	Net Amounts
	Gross	Amounts	Presented
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Goldman Sachs	$321,887	$321,887	$—	$—	$—	$—
JPMorgan	217,782	217,782	—	—	—	—
	$539,669	$539,669	$—	$—	$—	$—

Liabilities:
Description
Swap Contracts —
Goldman Sachs	$369,576	$321,887	$47,689	$—	$47,689	$—
JPMorgan	277,752	217,782	59,970	—	59,970	—
	$647,328	$539,669	$107,659	$—	$107,659	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

MPROVED FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2020

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2020, affiliates of the Adviser owned 81.28% of the outstanding shares of the Multi-Strategy Fund.  As of June 30, 2020, National Financial Services, LLC owned 87.07% of the outstanding shares of the Merger Arbitrage Fund.

9. LIBOR

A Fund may invest in certain instruments that rely in some fashion upon London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away for LIBOR on a Fund or on certain instruments in which a Fund invests are not known.

10.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, and industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value of liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

11.  SUBSEQUENT EVENTS

In meeting of the Board of the Trust on July 8, 2020, the Board accepted the resignation of Dana L. Armour, Interested Trustee of the Trust, effective July 8, 2020.  During the July 8, 2020, meeting of the Board, the Trust Governance and Nominating Committee appointed Jeanine M.  Bajczyk as Interested Trustee to replace Ms. Armour for an indefinite term effective immediately.  Ms. Bajczyk currently serves as Senior Vice President of U.S. Bancorp Fund Services, LLC, where she oversees the Regulatory Administration group and Blue-Sky department.

Based upon a recommendation by the Adviser, the Board approved a plan of liquidation for the MProved Systematic Multi-Strategy Fund, on June 25, 2020. The liquidation will occur on or around July 15, 2020 (the “Liquidation”). The Adviser determined that the Fund had limited prospects for meaningful growth. As a result, the Adviser and the Board believed the Liquidation of the MProved Systematic Multi-Strategy Fund was in the best interest of shareholders.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined no additional items require recognition or disclosure.

MPROVED FUNDS

Additional Information (Unaudited)
June 30, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 833-MPROVED (833-677-6833).

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 833-MPROVED (833-677-6833). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 833-MPROVED (833-677-6833), or (2) on the SEC’s website at www.sec.gov.

MPROVED FUNDS

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Magnetar Asset Management, LLC
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst and Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective Prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-833-677-6833.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Series Portfolios Trust

By (Signature and Title)*   /s/Ryan Roell
Ryan Roell, President

Date    September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Ryan Roell
Ryan Roell, President

Date    September 3, 2020

By (Signature and Title)*    /s/Cullen Small
Cullen Small, Treasurer

Date    September 3, 2020

* Print the name and title of each signing officer under his or her signature.